SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: May 31, 2017
Date of reporting period: November 30, 2016

Item 1. Semi-Annual Report

(graphic omitted)

Amana Mutual Funds Trust

Semi-Annual Report

November 30, 2016	Income Fund AMANX | AMINX Growth Fund AMAGX | AMIGX Developing World Fund AMDWX | AMIDX Participation Fund AMAPX | AMIPX

Performance Summary

As of December 31, 2016

Average Annual Returns (before any taxes paid by shareowners)	1 Year	3 Year	5 Year	10 Year	Expense Ratio¹
Amana Income Fund Investor Shares (AMANX)	9.34%	5.04%	10.51%	7.36%	1.15%
Amana Income Fund Institutional Shares (AMINX)	9.63%	5.31%	n/a	n/a	0.90%
Amana Growth Fund Investor Shares (AMAGX)	7.62%	6.91%	10.79%	7.10%	1.09%
Amana Growth Fund Institutional Shares (AMIGX)	7.85%	7.15%	n/a	n/a	0.85%
Amana Developing World Fund Investor Shares (AMDWX)	0.97%	-5.49%	-2.20%	n/a	1.51%
Amana Developing World Fund Institutional Shares (AMIDX)	1.22%	-5.21%	n/a	n/a	1.20%
Amana Participation Fund Investor Shares (AMAPX)	2.34%	n/a	n/a	n/a	1.12%
Amana Participation Fund Institutional Shares (AMIPX)	2.56%	n/a	n/a	n/a	0.72%

Morningstar™ Ratings²	Overall	3 Year	5 Year	10 Year
Amana Income Fund — "Large Blend" Category
Investor Shares (AMANX)	★ ★ ★ ★	★ ★	★ ★	★ ★ ★ ★ ★
Institutional Shares (AMINX)	★ ★	★ ★	☆ ☆	☆ ☆ ☆ ☆ ☆
Number of Funds in Category	1,255	1,255	1,106	814
Amana Growth Fund — "Large Growth" Category
Investor Shares (AMAGX)	★ ★ ★	★ ★ ★ ★	★ ★	★ ★ ★ ★
Institutional Shares (AMIGX)	★ ★ ★ ★	★ ★ ★ ★	☆ ☆	☆ ☆ ☆ ☆
Number of Funds in Category	1,315	1,315	1,154	809
Amana Developing World Fund — "Diversified Emerging Markets" Category
Investor Shares (AMDWX)	★ ★	★ ★	★ ★	n/a
Institutional Shares (AMIDX)	★ ★	★ ★	☆ ☆	n/a
Number of Funds in Category	606	606	425	n/a

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-888-732-6262 or visiting www.amanafunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Amana Funds limit the securities they purchase to those consistent with Islamic principles, which limits opportunities and may increase risk.

The Amana Participation Fund began operations September 28, 2015. Shares of the Participation Fund redeemed within 182 calendar days are subject to a 2% redemption fee.

A note about risk: Please see the Notes to Financial Statements beginning on page 35 for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' prospectus or each Fund's summary prospectus.

¹ By regulation, expense ratios shown in this table are as stated in the Funds' most recent prospectus which is dated September 22, 2016, and incorporates results for the fiscal year ended May 31, 2016. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, the performance in this table represents the most recent calendar quarter-end performance rather than performance through the Funds' most recent fiscal period.

² Source: Morningstar December 31, 2016. Morningstar, Inc. is an independent fund performance monitor. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of performance figures associated with its 3, 5, and 10 year (if applicable) Morningstar Rating metrics. Morningstar ratings represented as unshaded stars are based on extended performance. These extended performance ratings are based on the historical adjusted returns prior to the inception date of the institutional shares and reflect the historical performance of the investor shares, adjusted to reflect the fees and expenses of the institutional shares.

Please consider an investment's objective, risks, charges, and expenses carefully before investing. To obtain a free prospectus or summary prospectus that contains this and other important information on the Amana Funds, please call toll-free 1-888-732-6262 or visit www.amanafunds.com. Please read the prospectus or summary prospectus carefully before investing.

2	Semi-Annual Report November 30, 2016

Fellow Shareowners:

Major equity markets were varied for the six months ended November 30, 2016. Total return for the S&P 500 Index was 6.01% while the broader Dow Jones Islamic Market World Index gained 1.68%. The large-cap Russell 1000 Index gained 6.20%. Foreign markets were mixed, with the MSCI Emerging Markets Index rising 8.42%, while the MSCI EAFE (Europe, Australasia, and the Far East) fared worse, declining -1.12%.

For the six months, Amana Income Investor Shares returned 2.80%, Amana Growth Investor Shares gained 1.45%, and Amana Developing World Investor Shares declined -5.01%. Lower expenses allowed the Institutional class shares to post slightly better returns: Amana Income 2.93%, Amana Growth 1.57%, and Amana Developing World -4.88%.

The Amana Funds follow Islamic principles, which preclude most investments in the banking and financial sectors that drove many of the gains during the last 6 months with the S&P 500 Financials Index rising 17.99%. Rather than more risky and leveraged companies, Amana Funds favor companies with low debt levels and strong balance sheets. These companies tend to underperform when low interest rates and loose governmental monetary policies boost weaker enterprises.

Long-Term Results

As experienced investors, we know that gains or losses over a short interval tell an incomplete story compared to performance evaluated over a lengthier time span. That's why the recognition that Amana has received for long-term performance is so important to our shareowners. As of December 31, 2016, Morningstar has awarded 10-year performance ratings of 5-stars to Amana Income Investor Shares and 4-stars to Amana Growth Investor Shares.

Please refer to each Fund's "Performance Summary" details on pages 2 and 6.

Institutional Shares

Without 12b-1 distribution expenses and related services, lower-cost Institutional Shares are recommended to all shareowners who meet the requirements. During the past year, the Trust's total number of Investor Shares declined while the number of Institutional Shares outstanding grew. At November 30, 2016, assets in Amana's Institutional Shares totaled more than $733 million — a 3% increase for the six-month period.

During this period, the Amana Funds opened Institutional Shares to all retirement plans and other IRS-qualified savings plans administered by Saturna Trust Company — waiving the $100,000 minimum investment requirement. Almost all eligible Amana shareowners elected to transfer their retirement holdings into the lower-cost Institutional Shares. This change makes the Amana Funds even more attractive to those saving via 401(k) plans, Individual Retirement Accounts, Educational Savings Accounts, and Health Savings Accounts.

Amana Participation Fund Completes Initial Year

Last year the Trustees approved a fourth Amana mutual fund portfolio called the Amana Participation Fund, which began operations on September 28, 2015. The objectives of the Participation Fund are capital preservation and current income, consistent with Islamic principles. For the six months ended November 30, 2016, Amana Participation Investor Shares returned 0.62% and the Institutional Shares returned 0.73%. The Fund's performance is primarily influenced by global interest rates and debt markets.

The new Fund invests primarily in income-producing notes and certificates issued by foreign governments, their agencies, and financial institutions in transactions structured to be in accordance with Islamic principles — commonly known as sukuk. While the risks of investing in foreign debt issues are material, we believe the Amana Participation Fund offers investors seeking exposure to Islamic fixed income an excellent opportunity. The Fund may be especially appealing to investors seeking a balance to the other three Amana Funds, which invest only in equity securities. Its current schedule of investments is found on pages 30 and 31.

Amana Income Fund — 30 Years of Solid Investing

Thirty years ago, on June 23, 1986, Amana Income Fund began operations. Three years later, in December 1989, the Fund's shareowners approved Saturna Capital Corporation as its investment adviser, administrator,

Semi-Annual Report November 30, 2016	3

and servicing agent. From inception to June 23, 2016 — for 30 years — the Fund provided its shareowners with an average annual return of 8.60% (net of expenses).

Mr. Nicholas Kaiser became the portfolio manager in 1989, and he continues to serve the Fund in that position today. During those years, and looking forward to eventual retirement, he has built a personal investment of more than $3 million in Amana Income Fund shares.

As a group, the five Amana trustees are solidly committed to investing in Amana Mutual Funds. Including their affiliated accounts, they currently have over $15 million invested in the four mutual funds of the Trust.

Low-Turnover Strategy

The Amana Funds generally employ a low-turnover strategy, holding positions longer and trading less frequently than many other mutual funds. This strategy is consistent with Islamic principles to avoid speculation. Low turnover means that portfolio gains may not be harvested for years, reducing the burden on taxable investors seeking minimal capital gains distributions.

Morningstar Awards Amana Top Sustainability Ratings

The Morningstar Sustainability Rating™ for funds premiered in March (see details on next page), giving investors across the globe a way to compare mutual fund portfolios based on an independent measure of sustainability. The Morningstar ratings are calculated using fund holdings data underpinned with company-level environmental, social, and governance (ESG) information from Sustainalytics, a leading provider of ESG research.

Amana Income ranked in the first percentile of 1,253 funds in its category, and Amana Growth likewise ranked in the first percentile of 1,308 funds in its category. Developing World Fund ranked in the 29th percentile of 582 funds in its category. We believe the solid ratings the Amana Funds received provide strong evidence of the linkage between Islamic and sustainable investing.

Respectfully,

(photo omitted)
Nicholas Kaiser,
President

(photo omitted)
M. Yaqub Mirza,
Independent Board Chairman

Amana Funds Portfolio Managers

(photo omitted)	Nicholas Kaiser MBA, CFA® Amana Income Fund, Amana Growth Fund Portfolio Manager Amana Developing World Fund Deputy Portfolio Manager	(photo omitted)	Patrick Drum MBA, CFA®, CFP® Amana Participation Fund Portfolio Manager

(photo omitted)	Scott Klimo CFA® Amana Developing World Fund Portfolio Manager Amana Income Fund, Amana Growth Fund Deputy Portfolio Manager	(photo omitted)	Bryce Fegley CFA®, CIPM® Amana Participation Fund Deputy Portfolio Manager

4	Semi-Annual Report November 30, 2016

Morningstar Sustainability Ratings™

As of November 30, 2016

At Saturna Capital, we have long described ourselves as value and values-based investors. We believe our approach improves the likelihood of achieving superior investment results over the long term. Our approach also leads to investment portfolios we can be proud of from the perspective of Environmental, Social, and Governance (ESG) issues. Morningstar recently partnered with leading ESG research firm Sustainalytics to develop the Morningstar Sustainability Rating™ — here are the rated Amana fund's latest results:

Amana Income Fund	Amana Growth Fund
Investor Shares (AMANX)	Investor Shares (AMAGX)
Institutional Shares (AMINX)	Institutional Shares (AMIGX)
Percent Rank in Category: 1	Percent Rank in Category: 1
Among 1,253 Large Blend Funds	Among 1,308 Large Growth Funds

The Morningstar Sustainability Rating™ gives investors across the globe a way to compare fund portfolios based on a standard measure of sustainability. The rating is a holdings-based calculation using company-level environmental, social, and governance (ESG) analytics from Sustainalytics.

Amana Developing World Fund
Investor Shares (AMDWX)
Institutional Shares (AMIDX)
Percent Rank in Category: 29
Among 582 Diversified Emerging Markets Funds

The Morningstar Sustainability Rating and the Morningstar Portfolio Sustainability Score are not based on fund performance and are not equivalent to the Morningstar Rating ("Star Rating").

© 2016 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Morningstar Sustainability Ratings are as of November 30, 2016, and Portfolio Sustainability Scores are as of October 31, 2016. The Morningstar Sustainability Rating™ is intended to measure how well the issuing companies of the securities within a fund's portfolio are managing their environmental, social, and governance ("ESG") risks and opportunities relative to the fund's Morningstar category peers. The Morningstar Sustainability Rating calculation is a two-step process. First, each fund with at least 50% of assets covered by a company-level ESG score from Sustainalytics receives a Morningstar Portfolio Sustainability Score™. The Morningstar Portfolio Sustainability Score is an asset-weighted average of normalized company-level ESG scores with deductions made for controversial incidents by the issuing companies, such as environmental accidents, fraud, or discriminatory behavior. The Morningstar Sustainability Rating is then assigned to all scored funds within Morningstar Categories in which at least ten (10) funds receive a Portfolio Sustainability Score and is determined by each fund's rank within the following distribution: High (highest 10%), Above Average (next 22.5%), Average (next 35%), Below Average (next 22.5%), and Low (lowest 10%). The Morningstar Sustainability Rating is depicted by globe icons where High equals 5 globes and Low equals 1 globe. A Sustainability Rating is assigned to any fund that has more than half of its underlying assets rated by Sustainalytics and is within a Morningstar Category with at least 10 scored funds; therefore, the rating it is not limited to funds with explicit sustainable or responsible investment mandates. Morningstar updates its Sustainability Ratings monthly. Portfolios receive a Morningstar Portfolio Sustainability Score and Sustainability Rating one month and six business days after their reported as-of date based on the most recent portfolio. As part of the evaluation process, Morningstar uses Sustainalytics' ESG scores from the same month as the portfolio as-of date.

The Funds were rated on the following percentages of Assets Under Management:

Amana Income Fund 97%
Amana Growth Fund 99%
Amana Developing World Fund 68%

The Morningstar Portfolio Sustainability Scores and Morningstar Sustainability Ratings are new and it is anticipated that Morningstar will issue the scores and ratings monthly. The Fund's portfolio is actively managed and is subject to change, which may result in a different Morningstar Sustainability Score and Rating.

% Rank in Category is the fund's percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

The Amana Funds limit the securities they purchase to those consistent with Islamic principles. This limits opportunities and may affect performance.

The Amana Participation Fund has not yet received a Morningstar Sustainability Rating.

Semi-Annual Report November 30, 2016	5

Performance Summary

As of November 30, 2016

Average Annual Returns (before any taxes paid by shareowners)	1 Year	3 Year	5 Year	10 Year	Expense Ratio¹
Amana Income Fund Investor Shares (AMANX)	6.13%	5.34%	10.51%	7.24%	1.15%
Amana Income Fund Institutional Shares (AMINX)	6.43%	5.61%	n/a	n/a	0.90%
Amana Growth Fund Investor Shares (AMAGX)	4.06%	7.30%	10.30%	6.96%	1.09%
Amana Growth Fund Institutional Shares (AMIGX)	4.32%	7.55%	n/a	n/a	0.85%
Amana Developing World Fund Investor Shares (AMDWX)	-0.65%	-5.88%	-2.43%	n/a	1.51%
Amana Developing World Fund Institutional Shares (AMIDX)	-0.33%	-5.58%	n/a	n/a	1.20%
Amana Participation Fund Investor Shares (AMAPX)	2.16%	n/a	n/a	n/a	1.12%
Amana Participation Fund Institutional Shares (AMIPX)	2.35%	n/a	n/a	n/a	0.72%

Morningstar™ Ratings²	Overall	3 Year	5 Year	10 Year
Amana Income Fund — "Large Blend" Category
Investor Shares (AMANX)	★ ★ ★ ★	★ ★	★ ★	★ ★ ★ ★ ★
Institutional Shares (AMINX)	★ ★	★ ★	☆ ☆	☆ ☆ ☆ ☆ ☆
Number of Funds in Category	1,253	1,253	1,099	803
Amana Growth Fund — "Large Growth" Category
Investor Shares (AMAGX)	★ ★ ★	★ ★ ★	★ ★	★ ★ ★ ★
Institutional Shares (AMIGX)	★ ★ ★ ★	★ ★ ★ ★	☆ ☆	☆ ☆ ☆ ☆
Number of Funds in Category	1,308	1,308	1,129	797
Amana Developing World Fund — "Diversified Emerging Markets" Category
Investor Shares (AMDWX)	★ ★	★ ★	★ ★	n/a
Institutional Shares (AMIDX)	★ ★	★ ★	☆ ☆	n/a
Number of Funds in Category	582	582	425	n/a

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-888-732-6262 or visiting www.amanafunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Amana Funds limit the securities they purchase to those consistent with Islamic principles, which limits opportunities and may increase risk.

¹ By regulation, expense ratios shown in this table are as stated in the Funds' most recent prospectus which is dated September 22, 2016, and incorporates results for the fiscal year ended May 31, 2016. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

² Source: Morningstar November 30, 2016. Morningstar, Inc. is an independent fund performance monitor. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of performance figures associated with its 3, 5, and 10 year (if applicable) Morningstar Rating metrics. Morningstar ratings represented as unshaded stars are based on extended performance. These extended performance ratings are based on the historical adjusted returns prior to the inception date of the institutional shares and reflect the historical performance of the investor shares, adjusted to reflect the fees and expenses of the institutional shares.

6	Semi-Annual Report November 30, 2016

Amana Income Fund: Performance Summary

As of November 30, 2016

Average Annual Returns

	1 Year	5 Year	10 Year	Expense Ratio¹
Investor Shares (AMANX)	6.13%	10.51%	7.24%	1.15%
Institutional Shares (AMINX)²	6.43%	n/a	n/a	0.90%
S&P 500 Index	8.06%	14.43%	6.88%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on November 30, 2006, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Investor Shares of the Fund would have risen to $20,110 versus $19,462 in the Index. Please note that investors cannot invest directly in the index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as stated in the Funds' most recent prospectus, which is dated September 22, 2016, and incorporates results for the fiscal year ended May 31, 2016. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent older fiscal periods.

² Institutional shares of the Amana Income Fund began operations September 25, 2013.

Fund Objective

The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
Illinois Tool Works	4.9%	Large Pharma	15.9%	█
Honeywell International	3.5%	Household Products	7.8%	█
Microsoft	3.5%	Packaged Food	6.8%	█
3M	3.5%	Specialty Chemicals	6.6%	█
Rockwell Automation	3.4%	Basic & Diversified Chemicals	5.7%	█
Eli Lilly	3.2%	Commercial & Residential Building Equipment & Systems	5.0%	█
Microchip Technology	3.1%	Semiconductor Devices	5.0%	█
Colgate-Palmolive	3.1%	Industrial Machinery	4.9%	█
Genuine Parts	3.0%	Containers & Packaging	3.5%	█
PPG Industries	3.0%	Infrastructure Software	3.5%	█
		Measurement Instruments	3.4%	█
		Apparel, Footwear & Accessory Design	3.0%	█
		Automotive Retailers	3.0%	█
		Flow Control Equipment	3.0%	█
		Non Wood Building Materials	2.9%	█
		Rail Freight	2.8%	█
		Courier Services	2.7%	█
		Other Industries <2.5%	12.0%	█
		Other assets (net of liabilities)	2.5%	█

Semi-Annual Report November 30, 2016	7

Amana Income Fund: Schedule of Investments

As of November 30, 2016

Common Stocks — 97.5%	Number of Shares	Cost	Market Value	Percentage of Assets

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	760,000	$12,158,122	$38,053,200	3.0%

Auto Parts
Adient¹	41,785	1,377,341	2,238,005	0.2%

Automotive Retailers
Genuine Parts	400,000	15,835,680	38,492,000	3.0%

Home Improvement
Stanley Black & Decker	100,000	6,793,209	11,863,000	0.9%

		36,164,352	90,646,205	7.1%

Consumer Staples

Beverages
PepsiCo	250,000	15,481,726	25,025,000	1.9%

Household Products
Colgate-Palmolive	600,000	21,167,901	39,138,000	3.1%
Kimberly-Clark	300,000	18,575,746	34,683,000	2.7%
Procter & Gamble	150,000	7,902,175	12,369,000	1.0%
Unilever ADS	325,000	8,850,327	12,993,500	1.0%
		56,496,149	99,183,500	7.8%

Packaged Food
General Mills	600,000	19,156,589	36,564,000	2.9%
JM Smucker	185,000	9,946,574	23,300,750	1.8%
McCormick & Co	300,000	14,110,805	27,360,000	2.1%
		43,213,968	87,224,750	6.8%

		115,191,843	211,433,250	16.5%

Energy

Refining & Marketing
Phillips 66	210,000	6,845,517	17,446,800	1.4%

		6,845,517	17,446,800	1.4%

Health Care

Large Pharma
AbbVie	350,000	9,148,094	21,280,000	1.7%
Bristol-Myers Squibb	650,000	15,185,381	36,686,000	2.9%
Eli Lilly	620,000	22,314,728	41,614,400	3.2%
GlaxoSmithKline ADS	400,000	14,141,469	15,116,000	1.2%
Johnson & Johnson	180,000	10,673,344	20,034,000	1.6%
Novartis ADS	450,000	22,518,080	30,942,000	2.4%
Pfizer	1,150,000	20,853,910	36,961,000	2.9%
		114,835,006	202,633,400	15.9%

Continued on next page.

8	Semi-Annual Report November 30, 2016	The accompanying notes are an integral part of these financial statements.

Amana Income Fund: Schedule of Investments

As of November 30, 2016

Common Stocks — 97.5%	Number of Shares	Cost	Market Value	Percentage of Assets

Health Care (continued)

Life Science Equipment
Abbott Laboratories	350,000	$8,392,885	$13,324,500	1.0%

		123,227,891	215,957,900	16.9%

Industrials

Aircraft & Parts
United Technologies	250,000	14,326,612	26,930,000	2.1%

Commercial & Residential Building Equipment & Systems
Honeywell International	400,000	17,322,044	45,576,000	3.5%
Johnson Controls International	417,850	11,731,076	18,794,893	1.5%
		29,053,120	64,370,893	5.0%

Courier Services
United Parcel Service	300,000	19,152,084	34,776,000	2.7%

Flow Control Equipment
Parker Hannifin	275,000	12,527,667	38,205,750	3.0%

Industrial Automation Controls
Emerson Electric	105,000	4,335,600	5,926,200	0.5%

Industrial Distribution & Rental
W.W. Grainger	80,000	7,590,798	18,445,600	1.5%

Industrial Machinery
Illinois Tool Works	500,000	23,226,178	62,590,000	4.9%

Measurement Instruments
Rockwell Automation	325,000	15,208,967	43,455,750	3.4%

Rail Freight
Canadian National Railway	534,000	12,727,273	35,687,220	2.8%

		138,148,299	330,387,413	25.9%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	192,400	6,243,758	3,507,452	0.3%

Basic & Diversified Chemicals
Air Products & Chemicals	225,000	12,879,328	32,503,500	2.6%
Methanex	300,000	5,849,587	13,200,000	1.0%
Praxair	220,000	16,103,769	26,466,000	2.1%
		34,832,684	72,169,500	5.7%

Chemicals Distribution
AdvanSix¹	16,000	99,161	299,200	0.0%²
Versum Materials¹	112,500	1,051,740	2,751,750	0.2%
		1,150,901	3,050,950	0.2%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2016	9

Amana Income Fund: Schedule of Investments

As of November 30, 2016

Common Stocks — 97.5%	Number of Shares	Cost	Market Value	Percentage of Assets

Materials (continued)

Containers & Packaging
3M	260,000	$19,087,243	$44,652,400	3.5%

Non-Wood Building Materials
Carlisle	330,000	9,208,050	37,016,100	2.9%

Specialty Chemicals
E.I. du Pont de Nemours	500,000	22,025,909	36,805,000	2.9%
PPG Industries	400,000	13,211,578	38,372,000	3.0%
RPM International	180,000	3,642,493	9,523,800	0.7%
		38,879,980	84,700,800	6.6%

		109,402,616	245,097,202	19.2%

Technology

Infrastructure Software
Microsoft	750,000	16,690,210	45,195,000	3.5%

Semiconductor Devices
Intel	700,000	12,322,740	24,290,000	1.9%
Microchip Technology	600,000	17,526,721	39,708,000	3.1%
		29,849,461	63,998,000	5.0%

Semiconductor Manufacturing
Taiwan Semiconductor ADS	850,048	8,455,615	25,237,925	2.0%

		54,995,286	134,430,925	10.5%

Total investments		$583,975,804	1,245,399,695	97.5%
Other assets (net of liabilities)			32,185,671	2.5%
Total net assets			$1,277,585,366	100.0%
¹ Non-income producing security ² Amount is less than 0.05 ADS: American Depositary Share ADR: American Depository Receipt

10	Semi-Annual Report November 30, 2016	The accompanying notes are an integral part of these financial statements.

Amana Income Fund

Statement of Assets and Liabilities
As of November 30, 2016

Assets
Investments in securities, at value (Cost $583,975,804)	$1,245,399,695
Cash	28,692,911
Dividend receivable	5,429,578
Receivable for fund shares sold	412,557
Insurance reserve premium	2,528
Other receivable	434
Total Assets	1,279,937,703
Liabilities
Payable for fund shares redeemed	1,027,928
Payable to affiliates	959,120
Accrued expenses	313,186
Accrued distribution fee	52,103
Total liabilities	2,352,337
Net Assets	$1,277,585,366

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$573,121,194
Undistributed net investment income	8,820,950
Accumulated net realized gain	34,219,331
Unrealized net appreciation on investments	661,423,891
Net assets applicable to Fund shares outstanding	$1,277,585,366

Net asset value per Investor Share	AMANX
Net assets, at value	$946,457,284
Shares outstanding	20,760,021
Net asset value, offering and redemption price per share	$45.59

Net asset value per Institutional Share	AMINX
Net assets, at value	$331,128,082
Shares outstanding	7,261,759
Net asset value, offering and redemption price per share	$45.60

Statement of Operations
Period ended November 30, 2016

Investment income
Dividend income (net of foreign taxes of $250,186)	$15,867,809
Miscellaneous income	8,255
Total investment income	15,876,064
Expenses
Investment adviser fees	5,650,933
Distribution fees — Investor Shares	1,317,147
Custodian fees	31,311
Printing and postage	26,357
Retirement plan custodian fees
Investor Shares	21,461
Institutional Shares	579
Chief Compliance Officer expenses	20,062
Filing and registration fees	17,439
Audit fees	16,585
Transfer agent fees
Investor Shares	15,185
Institutional Shares	680
Other expenses	13,269
Legal fees	13,056
Trustee fees	12,703
Total gross expenses	7,156,767
Less custodian fee credits	(31,311)
Net expenses	7,125,456
Net investment income	$8,750,608

Net realized gain from investments and foreign currency	$9,045,509
Net increase in unrealized appreciation on investments	18,586,153
Net gain on investments	$27,631,662

Net increase in net assets resulting from operations	$36,382,270

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2016	11

Amana Income Fund

Statements of Changes in Net Assets	Period ended November 30, 2016	Year ended May 31, 2016
Increase (decrease) in net assets from operations
From operations
Net investment income	$8,750,608	$19,356,704
Net realized gain on investments	9,045,509	59,099,455
Net increase (decrease) in unrealized appreciation	18,586,153	(80,134,306)
Net increase (decrease) in net assets	36,382,270	(1,678,147)
Distributions to shareowners from
Net investment income
Investor Shares	-	(15,204,905)
Institutional Shares	-	(4,097,869)
Capital gains distribution
Investor Shares	-	(52,872,102)
Institutional Shares	-	(12,070,398)
Total distributions	-	(84,245,274)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	48,501,948	94,533,431
Institutional Shares	111,010,687	158,718,623
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	66,907,323
Institutional Shares	-	14,970,579
Cost of shares redeemed
Investor Shares	(178,228,956)	(402,260,993)
Institutional Shares	(23,353,221)	(72,071,009)
Total capital share transactions	(42,069,542)	(139,202,046)
Total decrease in net assets	(5,687,272)	(225,125,467)

Net assets
Beginning of period	1,283,272,638	1,508,398,105
End of period	1,277,585,366	1,283,272,638

Undistributed net investment income	$8,820,950	$70,342

Shares of the Fund sold and redeemed
Investor Shares (AMANX)
Number of shares sold	1,064,047	2,151,640
Number of shares issued in reinvestment of dividends and distributions	-	1,571,070
Number of shares redeemed	(3,920,921)	(8,981,360)
Net decrease in number of shares outstanding	(2,856,874)	(5,258,650)

Institutional Shares (AMINX)
Number of shares sold	2,448,040	3,453,100
Number of shares issued in reinvestment of dividends and distributions	-	351,775
Number of shares redeemed	(512,063)	(1,690,207)
Net increase in number of shares outstanding	1,935,977	2,114,668

12	Semi-Annual Report November 30, 2016	The accompanying notes are an integral part of these financial statements.

Amana Income Fund: Financial Highlights

Investor Shares (AMANX)	Period ended	Year ended May 31
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2016	2016	2015	2014	2013	2012
Net asset value at beginning of period	$44.35	$47.01	$45.34	$38.79	$31.77	$33.91
Income from investment operations
Net investment income	0.31¹	0.62¹	0.58¹	0.72¹	0.58	0.49
Net gains (losses) on securities (both realized and unrealized)	0.93	(0.38)	2.10	6.56	7.03	(1.98)
Total from investment operations	1.24	0.24	2.68	7.28	7.61	(1.49)
Less distributions
Dividends (from net investment income)	-	(0.65)	(0.60)	(0.73)	(0.58)	(0.49)
Distributions (from capital gains)	-	(2.25)	(0.41)	-	(0.01)	(0.17)
Total distributions	-	(2.90)	(1.01)	(0.73)	(0.59)	(0.66)
Paid-in capital from early redemption fees	n/a	n/a	n/a	n/a	0.00²	0.01

Net asset value at end of period	$45.59	$44.35	$47.01	$45.34	$38.79	$31.77

Total Return	2.80%³	0.81%	5.94%	18.82%	24.08%	(4.36)%

Ratios / supplemental data
Net assets ($000), end of period	$946,457	$1,047,345	$1,357,567	$1,524,471	$1,433,461	$1,296,998
Ratio of expenses to average net assets
Before custodian fee credits	1.14%[4]	1.15%	1.13%	1.15%	1.19%	1.20%
After custodian fee credits	1.14%[4]	1.14%	1.12%	1.14%	1.18%	1.20%
Ratio of net investment income after custodian fee credits to average net assets	1.30%[4]	1.41%	1.26%	1.71%	1.58%	1.52%
Portfolio turnover rate	0%	0%	0%	1%	1%	3%

Institutional Shares (AMINX)	Period ended	Year ended May 31		Period ended[5]
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2016	2016	2015	May 31, 2014
Net asset value at beginning of period	$44.30	$46.97	$45.30	$40.66
Income from investment operations
Net investment income	0.30¹	0.75¹	0.72¹	0.69¹
Net gains (losses) on securities (both realized and unrealized)	1.00	(0.40)	2.09	4.79
Total from investment operations	1.30	0.35	2.81	5.48
Less distributions
Dividends (from net investment income)	-	(0.77)	(0.73)	(0.84)
Distributions (from capital gains)	-	(2.25)	(0.41)	-
Total distributions	-	(3.02)	(1.14)	(0.84)

Net asset value at end of period	$45.60	$44.30	$46.97	$45.30

Total Return	2.93%³	1.06%	6.22%	13.53%³

Ratios / supplemental data
Net assets ($000), end of period	$331,128	$235,928	$150,831	$83,805
Ratio of expenses to average net assets
Before custodian fee credits	0.89%[4]	0.90%	0.88%	0.90%[4]
After custodian fee credits	0.89%[4]	0.89%	0.87%	0.90%[4]
Ratio of net investment income after custodian fee credits to average net assets	1.52%[4]	1.71%	1.54%	2.32%[4]
Portfolio turnover rate	0%	0%	0%	1%

¹ Calculated using average shares outstanding
² Amount is less than $0.01
³ Not Annualized
4 Annualized
5 Operations commenced on 09/25/2013

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2016	13

Amana Growth Fund: Performance Summary

As of November 30, 2016

Average Annual Returns

	1 Year	5 Year	10 Year	Expense Ratio¹
Investor Shares (AMAGX)	4.06%	10.30%	6.96%	1.09%
Institutional Shares (AMIGX)²	4.32%	n/a	n/a	0.85%
S&P 500 Index	8.06%	14.43%	6.88%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on November 30, 2006, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Investor Shares of the Fund would have risen to $19,601 versus $19,462 in the Index. Please note that investors cannot invest directly in the index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as stated in the Funds' most recent prospectus, which is dated September 22, 2016, and incorporates results for the fiscal year ended May 31, 2016. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

² Institutional shares of the Amana Growth Fund began operations September 25, 2013.

Fund Objective

The objective of the Growth Fund is long-term capital growth, consistent with Islamic principles.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
Adobe Systems	5.5%	Application Software	11.7%	█
Apple	4.6%	Large Pharma	9.3%	█
Intuit	4.4%	Household Products	8.7%	█
TJX Companies	4.2%	Communications Equipment	7.7%	█
Church & Dwight	4.1%	Semiconductor Devices	5.8%	█
Amgen	3.8%	Biotech	5.4%	█
Lowe's	3.7%	Rail Freight	5.4%	█
Qualcomm	3.6%	Semiconductor Manufacturing	5.1%	█
EMCOR Group	3.2%	Measurement Instruments	4.3%	█
Trimble Navigation	3.2%	Specialty Apparel Stores	4.2%	█
		Home Products Stores	3.7%	█
		Building Sub Contractors	3.2%	█
		Internet Media	2.9%	█
		Aircraft & Parts	2.7%	█
		Life Science Equipment	2.6%	█
		Health Care Services	2.6%	█
		Medical Devices	2.3%	█
		Metalworking Machinery	2.1%	█
		Other Industries <2%	8.9%	█
		Other assets (net of liabilities)	1.4%	█

14	Semi-Annual Report November 30, 2016

Amana Growth Fund: Schedule of Investments

As of November 30, 2016

Common Stocks — 98.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Internet Media
Alphabet, Class A¹	55,000	$14,419,301	$42,673,400	2.9%

		14,419,301	42,673,400	2.9%

Consumer Discretionary

Home & Office Product Wholesalers
Fastenal	600,000	13,668,571	28,440,000	1.9%

Home Products Stores
Lowe's	790,000	18,730,150	55,734,500	3.7%

Specialty Apparel Stores
TJX Companies	800,000	17,044,660	62,672,000	4.2%

		49,443,381	146,846,500	9.8%

Consumer Staples

Beverages
PepsiCo	235,000	14,445,016	23,523,500	1.6%

Household Products
Church & Dwight	1,400,000	26,205,250	61,306,000	4.1%
Clorox	290,000	16,591,912	33,512,400	2.2%
Estee Lauder, Class A	458,594	16,624,230	35,632,754	2.4%
		59,421,392	130,451,154	8.7%

		73,866,408	153,974,654	10.3%

Health Care

Biotech
Amgen	400,000	21,065,332	57,628,000	3.8%
Celgene¹	200,000	7,547,036	23,702,000	1.6%
		28,612,368	81,330,000	5.4%

Health Care Services
VCA Antech¹	620,000	17,290,742	38,812,000	2.6%

Large Pharma
Eli Lilly	650,000	23,224,550	43,628,000	2.9%
Johnson & Johnson	420,000	25,247,247	46,746,000	3.1%
Novartis ADS	175,000	6,525,188	12,033,000	0.8%
Novo Nordisk ADS	1,100,000	10,428,308	36,960,000	2.5%
		65,425,293	139,367,000	9.3%

Life Science Equipment
Agilent Technologies	900,000	16,302,137	39,582,000	2.6%

Medical Devices
Stryker	300,000	15,657,168	34,098,000	2.3%

Medical Equipment
Dentsply Sirona	275,000	8,223,990	15,999,500	1.1%

		151,511,698	349,188,500	23.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2016	15

Amana Growth Fund: Schedule of Investments

As of November 30, 2016

Common Stocks — 98.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Industrials

Aircraft & Parts
Harris	390,000	$11,806,300	$40,388,400	2.7%

Building Sub Contractors
EMCOR Group	700,000	14,885,660	48,559,000	3.2%

Measurement Instruments
Keysight Technologies¹	450,000	6,495,281	16,573,500	1.1%
Trimble Navigation¹	1,700,000	20,463,059	47,923,000	3.2%
		26,958,340	64,496,500	4.3%

Metalworking Machinery
Lincoln Electric Holdings	400,000	9,423,094	31,404,000	2.1%

Rail Freight
Norfolk Southern	380,000	19,930,523	40,454,800	2.7%
Union Pacific	392,654	22,243,191	39,787,630	2.7%
		42,173,714	80,242,430	5.4%

		105,247,108	265,090,330	17.7%

Technology

Application Software
Adobe Systems¹	800,000	23,971,042	82,248,000	5.5%
Intuit	584,000	19,207,717	66,389,120	4.4%
SAP ADS	316,379	19,947,795	26,329,060	1.8%
		63,126,554	174,966,180	11.7%

Communications Equipment
Apple	630,000	2,759,698	69,627,600	4.6%
Cisco Systems	1,550,000	27,794,130	46,221,000	3.1%
		30,553,828	115,848,600	7.7%

Information Services
Gartner¹	250,000	6,468,834	25,705,000	1.7%

Infrastructure Software
Oracle	650,000	12,885,855	26,123,500	1.8%

IT Services
Convergys	451,033	4,331,210	11,668,224	0.8%

Semiconductor Devices
Qualcomm	800,000	30,482,851	54,504,000	3.6%
Xilinx	600,000	14,947,540	32,388,000	2.2%
		45,430,391	86,892,000	5.8%

Continued on next page.

16	Semi-Annual Report November 30, 2016	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Schedule of Investments

As of November 30, 2016

Common Stocks — 98.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Technology (continued)

Semiconductor Manufacturing
ASML	385,000	$14,279,290	$39,705,050	2.6%
Taiwan Semiconductor ADS	1,243,297	12,977,323	36,913,488	2.5%
		27,256,613	76,618,538	5.1%

		190,053,285	517,822,042	34.6%

Total investments		$584,541,181	1,475,595,426	98.6%
Other assets (net of liabilities)			21,363,756	1.4%
Total net assets			$1,496,959,182	100.0%
¹ Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2016	17

Amana Growth Fund

Statement of Assets and Liabilities
As of November 30, 2016

Assets
Investments in securities, at value (Cost $584,541,181)	$1,475,595,426
Cash	16,634,589
Dividend receivable	4,535,167
Receivable for security sales	3,460,234
Receivable for fund shares sold	228,779
Total Assets	1,500,454,195
Liabilities
Payable for fund shares redeemed	1,690,126
Payable to affiliates	1,178,787
Accrued expenses	563,783
Accrued distribution fee	62,317
Total liabilities	3,495,013
Net Assets	$1,496,959,182

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$412,763,050
Undistributed net investment income	11,225,845
Accumulated net realized gain	181,916,042
Unrealized net appreciation on investments	891,054,245
Net assets applicable to Fund shares outstanding	$1,496,959,182

Net asset value per Investor Share	AMAGX
Net assets, at value	$1,126,191,743
Shares outstanding	33,590,861
Net asset value, offering and redemption price per share	$33.53

Net asset value per Institutional Share	AMIGX
Net assets, at value	$370,767,439
Shares outstanding	11,024,801
Net asset value, offering and redemption price per share	$33.63

The accompanying notes are an integral part of these financial statements.

Statement of Operations
Period ended November 30, 2016

Investment income
Dividend income (net of foreign taxes of $396,200)	$13,734,415
Miscellaneous income	36,852
Total investment income	13,771,267
Expenses
Investment adviser fees	7,123,667
Distribution fees — Investor Shares	1,590,128
Custodian fees	41,417
Printing and postage	38,261
Retirement plan custodial fees
Investor Shares	35,139
Institutional Shares	584
Chief Compliance Officer expenses	25,504
Other expenses	22,565
Transfer agent fees
Investor Shares	20,041
Institutional Shares	655
Trustee fees	20,456
Audit fees	19,750
Legal fees	17,382
Filing and registration fees	17,324
Total gross expenses	8,972,873
Less custodian fee credits	(41,417)
Net expenses	8,931,456
Net investment income	$4,839,811

Net realized gain from investments	$130,095,833
Net decrease in unrealized appreciation on investments	(108,173,353)
Net gain on investments	$21,922,480

Net increase in net assets resulting from operations	$ 26,762,291

18	Semi-Annual Report November 30, 2016	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund

Statements of Changes in Net Assets	Period ended November 30, 2016	Year ended May 31, 2016
Increase (decrease) in net assets from operations
From operations
Net investment income	$4,839,811	$10,999,754
Net realized gain on investment	130,095,833	88,752,106
Net decrease in unrealized appreciation	(108,173,353)	(94,538,688)
Net increase in net assets	26,762,291	5,213,172
Distributions to shareowners from
Net investment income
Investor Shares	-	(7,855,476)
Institutional Shares	-	(1,744,525)
Capital gains distribution
Investor Shares	-	(99,362,629)
Institutional Shares	-	(16,815,576)
Total distributions	-	(125,778,206)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	42,417,974	104,894,055
Institutional Shares	126,033,875	333,208,179
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	106,083,029
Institutional Shares	-	16,594,835
Cost of shares redeemed
Investor Shares	(221,953,601)	(681,036,546)
Institutional Shares	(220,710,141)	(66,415,547)
Total capital share transactions	(274,211,893)	(186,671,995)
Total decrease in net assets	(247,449,602)	(307,237,029)

Net assets
Beginning of period	1,744,408,784	2,051,645,813
End of period	1,496,959,182	1,744,408,784

Undistributed net investment income	$11,225,845	$6,386,034

Shares of the Fund sold and redeemed
Investor Shares (AMAGX)
Number of shares sold	1,262,909	3,187,896
Number of shares issued in reinvestment of dividends and distributions	-	3,341,197
Number of shares redeemed	(6,596,456)	(21,085,181)
Net decrease in number of shares outstanding	(5,333,547)	(14,556,088)

Institutional Shares (AMIGX)
Number of shares sold	3,734,120	10,451,804
Number of shares issued in reinvestment of dividends and distributions	-	522,179
Number of shares redeemed	(6,538,506)	(2,043,381)
Net increase (decrease) in number of shares outstanding	(2,804,386)	8,930,602

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2016	19

Amana Growth Fund: Financial Highlights

Investor Shares (AMAGX)	Period ended	Year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2016	2016	2015	2014	2013	2012
Net asset value at beginning of period	$33.05	$35.14	$33.22	$29.03	$25.32	$26.07
Income from investment operations
Net investment income	0.09¹	0.18¹	0.13¹	0.12¹	0.13	0.06
Net gains (losses) on securities (both realized and unrealized)	0.39	0.09	4.02	5.10	3.65	(0.80)
Total from investment operations	0.48	0.27	4.15	5.22	3.78	(0.74)
Less distributions
Dividends (from net investment income)	-	(0.17)	(0.13)	(0.19)	(0.07)	(0.01)
Distributions (from capital gains)	-	(2.19)	(2.10)	(0.84)	-	-
Total distributions	-	(2.36)	(2.23)	(1.03)	(0.07)	(0.01)
Paid-in capital from early redemption fees	n/a	n/a	n/a	n/a	0.00²	0.00²

Net asset value at end of period	$33.53	$33.05	$35.14	$33.22	$29.03	$25.32

Total Return	1.45%³	1.06%	12.66%	18.12%	14.94%	(2.84)%

Ratios / supplemental data
Net assets ($000), end of period	$1,126,192	$1,286,511	$1,879,365	1,890,187	$2,185,221	$2,195,225
Ratio of expenses to average net assets
Before custodian fee credits	1.11%[4]	1.09%	1.08%	1.10%	1.11%	1.13%
After custodian fee credits	1.10%[4]	1.09%	1.08%	1.09%	1.11%	1.13%
Ratio of net investment income after custodian fee credits to average net assets	0.49%[4]	0.54%	0.38%	0.39%	0.44%	0.23%
Portfolio turnover rate	0%	0%	0%	0%	1%	12%

Institutional Shares (AMIGX)	Period ended	Year ended May 31		Period ended[5]
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2016	2016	2015	May 31, 2014
Net asset value at beginning of period	$33.11	$35.17	$33.23	$30.45
Income from investment operations
Net investment income	0.14¹	0.29¹	0.25¹	0.16¹
Net gains on securities (both realized and unrealized)	0.38	0.07	3.97	3.70
Total from investment operations	0.52	0.36	4.22	3.86
Less distributions
Dividends (from net investment income)	-	(0.23)	(0.18)	(0.24)
Distributions (from capital gains)	-	(2.19)	(2.10)	(0.84)
Total distributions	-	(2.42)	(2.28)	(1.08)

Net asset value at end of period	$33.63	$33.11	$35.17	$33.23

Total Return	1.57%³	1.31%	12.88%	12.82%³

Ratios / supplemental data
Net assets ($000), end of period	$370,767	$457,898	$172,281	$94,349
Ratio of expenses to average net assets
Before custodian fee credits	0.85%[4]	0.85%	0.83%	0.87%[4]
After custodian fee credits	0.84%[4]	0.85%	0.83%	0.87%[4]
Ratio of net investment income after custodian fee credits to average net assets	0.75%[4]	0.89%	0.65%	0.70%[4]
Portfolio turnover rate	0%	0%	0%	0%

¹ Calculated using average shares outstanding
² Amount is less than $0.01
³ Not annualized
4 Annualized
5 Operations commenced on 09/25/2013

20	Semi-Annual Report November 30, 2016	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund: Performance Summary

As of November 30, 2016

Average Annual Returns

	1 Year	5 Year	10 Year	Expense Ratio¹
Investor Shares (AMDWX)²	-0.65%	-2.43%	n/a	1.51%
Institutional Shares (AMIDX)²	-0.33%	n/a	n/a	1.20%
MSCI Emerging Markets Index	8.47%	0.99%	2.27%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on September 28, 2009, to an identical amount invested in the MSCI Emerging Markets Index, a broad-based international equity index. The graph shows that an investment in Investor Shares of the Fund would have fallen to $9,020 versus rising to $11,191 in the Index. Please note that investors cannot invest directly in the index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as stated in the Funds' most recent prospectus, which is dated September 22, 2016, and incorporates results for the fiscal year ended May 31, 2016. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

² The Amana Developing World Fund commenced operations September 28, 2009. Institutional shares of the Amana Developing World Fund began operations September 25, 2013.

Fund Objective

The objective of the Developing World Fund is long-term capital growth, consistent with Islamic principles.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
MercadoLibre	4.6%	Telecom Carriers	7.2%	█
Tencent Holdings ADR	3.7%	Generic Pharma	6.2%	█
SM Prime Holdings	3.5%	Household Products	6.1%	█
Clicks Group	3.5%	Apparel, Footwear & Accessory Design	6.1%	█
Telekomunikasi Indonesia ADS	3.5%	Packaged Food	5.7%	█
Samsonite International	3.4%	E-Commerce Discretionary	4.6%	█
Aboitiz Power	2.9%	Health Care Facilities	4.3%	█
VF	2.7%	Specialty Pharma	3.9%	█
Kalbe Farma	2.7%	Application Software	3.7%	█
Hong Kong & China Gas	2.7%	Real Estate Owners & Developers	3.5%	█
		Food & Drug Stores	3.5%	█
		Utility Networks	3.0%	█
		Integrated Utilities	2.9%	█
		Jewelry & Watch Stores	2.4%	█
		Internet Media	2.4%	█
		Rail Freight	2.4%	█
		Home Improvement	2.2%	█
		Logistics Services	2.2%	█
		Other industries < 2%	10.7%	█
		Other assets (net of liabilities)	17.0%	█

Semi-Annual Report November 30, 2016	21

Amana Developing World Fund: Schedule of Investments

As of November 30, 2016

Common Stocks — 83.0%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Baidu ADS²	3,500	$241,481	$584,325	China³	2.4%

Telecom Carriers
Advanced Info Service	99,000	725,933	400,762	Thailand	1.7%
China Mobile ADS	9,000	575,991	492,210	China	2.0%
Telekomunikasi Indonesia ADS	30,000	540,799	843,000	Indonesia	3.5%
		1,842,723	1,735,972		7.2%

		2,084,204	2,320,297		9.6%

Consumer Discretionary

Apparel, Footwear & Accessory Design
Samsonite International	259,800	773,758	815,647	Hong Kong³	3.4%
VF	12,000	310,438	654,120	United States	2.7%
		1,084,196	1,469,767		6.1%

Automobiles
Ford Otomotiv Sanayi	52,500	536,206	441,466	Turkey	1.8%

E-Commerce Discretionary
MercadoLibre	7,000	500,586	1,104,740	Brazil³	4.6%

Home Improvement
Techtronic Industries	140,000	591,316	545,190	Hong Kong	2.2%

Jewelry & Watch Stores
Pandora	5,000	621,454	593,866	Denmark	2.4%

		3,333,758	4,155,029		17.1%

Consumer Staples

Food & Drug Stores
Clicks Group	98,000	596,646	843,036	South Africa	3.5%

Household Products
Colgate-Palmolive	8,000	348,010	521,840	United States	2.2%
Kimberly-Clark de Mexico, Class A	210,000	598,635	367,418	Mexico	1.5%
Unilever ADS	14,700	592,155	587,706	United Kingdom	2.4%
		1,538,800	1,476,964		6.1%

Packaged Food
Danone ADS	37,000	510,811	462,204	France	1.9%
Indofood CBP Sukses Makmur	800,000	424,798	510,831	Indonesia	2.1%
Mead Johnson Nutrition	6,000	352,781	432,540	United States	1.7%
		1,288,390	1,405,575		5.7%

		3,423,836	3,725,575		15.3%

Energy

Exploration & Production
CNOOC ADS	3,300	608,321	436,854	China	1.8%

Continued on next page.

22	Semi-Annual Report November 30, 2016	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund: Schedule of Investments

As of November 30, 2016

Common Stocks — 83.0%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Energy (continued)

Midstream-Oil & Gas
Petronas Gas	70,000	$449,259	$328,613	Malaysia	1.4%

		1,057,580	765,467		3.2%

Financials

Islamic Banking
BIMB Holdings	531,000	650,958	490,587	Malaysia	2.0%

Real Estate Owners & Developers
SM Prime Holdings	1,610,000	619,395	856,906	Philippines	3.5%

		1,270,353	1,347,493		5.5%

Health Care

Generic Pharma
Aspen Pharmacare	28,000	448,860	577,956	South Africa	2.4%
Dr. Reddy's Laboratories ADR	12,000	533,903	560,760	India	2.3%
Hikma Pharmaceuticals	18,000	483,015	382,354	Jordan	1.5%
		1,465,778	1,521,070		6.2%

Health Care Facilities
IHH Healthcare	300,000	391,875	443,594	Malaysia	1.8%
KPJ Healthcare	633,998	592,100	595,938	Malaysia	2.5%
		983,975	1,039,532		4.3%

Specialty Pharma
Genomma Lab Internacional²	273,500	615,641	292,428	Mexico	1.2%
Kalbe Farma	5,900,000	554,771	652,564	Indonesia	2.7%
		1,170,412	944,992		3.9%

		3,620,165	3,505,594		14.4%

Industrials

Agricultural Machinery
Turk Traktor ve Ziraat Makineleri	22,500	725,046	478,715	Turkey	1.9%

Logistics Services
Kerry Logistics Network	400,000	583,456	535,224	China³	2.2%

Rail Freight
Kansas City Southern Industries	6,500	437,054	576,615	United States	2.4%

		1,745,556	1,590,554		6.5%

Technology

Application Software
Tencent Holdings ADR	36,000	693,470	897,840	China	3.7%

		693,470	897,840		3.7%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2016	23

Amana Developing World Fund: Schedule of Investments

As of November 30, 2016

Common Stocks — 83.0%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Utilities

Integrated Utilities
Aboitiz Power	815,000	$711,370	$705,400	Philippines	2.9%

Power Generation
Manila Electric	80,000	517,224	425,752	Philippines	1.8%

Utility Networks
Enersis Americas ADS	10,000	116,072	79,900	Chile	0.3%
Hong Kong & China Gas	348,700	661,270	649,876	China³	2.7%
		777,342	729,776		3.0%

		2,005,936	1,860,928		7.7%

Total Common Stock		19,234,858	20,168,777		83.0%

Warrants — 0.0%[4]	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Financials

Islamic Banking
BIMB Holdings Warrants²	80,000	-	5,195	Malaysia	0.0%[4]

Total Warrants			5,195		0.0%[4]

Total investments	$19,234,858		20,173,972		83.0%
Other assets (net of liabilities)			4,127,124		17.0%
Total net assets			$24,301,096		100.0%

¹ Country of domicile unless otherwise indicated
² Non-Income producing security
³ Denotes a country or region of primary exposure
[4] Amount is less than 0.05%

ADS: American Depositary Share
ADR: American Depositary Receipt

Countries

Other assets (net of liabilities) 17.0%

24	Semi-Annual Report November 30, 2016	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund

Statement of Assets and Liabilities
As of November 30, 2016

Assets
Investments in securities, at value (Cost $19,234,858)	$20,173,972
Cash	4,160,734
Dividend receivable	21,383
Receivable for fund shares sold	8,170
Miscellaneous receivable	1,200
Total Assets	24,365,459
Liabilities
Accrued expenses	32,808
Payable to affiliates	29,154
Payable for fund shares redeemed	1,690
Accrued distribution fee	711
Total liabilities	64,363
Net Assets	$24,301,096

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$28,846,774
Undistributed net investment income	76,973
Accumulated net realized loss	(5,561,433)
Unrealized net appreciation on investments	938,782
Net assets applicable to Fund shares outstanding	$24,301,096

Net asset value per Investor Share	AMDWX
Net assets, at value	$13,000,364
Shares outstanding	1,459,099
Net asset value, offering and redemption price per share	$8.91

Net asset value per Institutional Share	AMIDX
Net assets, at value	$11,300,732
Shares outstanding	1,260,000
Net asset value, offering and redemption price per share	$8.97

Statement of Operations
Period ended November 30, 2016

Investment income
Dividend income (net of foreign taxes of $21,121)	$212,793
Miscellaneous income	20
Total investment income	212,813
Expenses
Investment adviser fees	123,352
Distribution fees — Investor Shares	22,086
Filing and registration fees	14,958
Custodian fees	6,536
Retirement plan custodial fees
Investor Shares	5,460
Institutional Shares	147
Audit fees	2,522
Transfer agent fees
Investor Shares	1,946
Institutional Shares	129
Printing and postage	1,569
Chief Compliance Officer expenses	345
Trustee fees	318
Other expenses	305
Legal fees	293
Total gross expenses	179,966
Less custodian fee credits	(6,536)
Net expenses	173,430
Net investment income	$39,383

Net realized gain from investments and foreign currency	$252,487
Net decrease in unrealized appreciation on investments and foreign currency	(1,557,657)
Net loss on investments	$(1,305,170)

Net decrease in net assets resulting from operations	$(1,265,787)

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2016	25

Amana Developing World Fund

Statements of Changes in Net Assets	Period ended November 30, 2016	Year ended May 31, 2016
Increase (decrease) in net assets from operations
From operations
Net investment income	$39,383	$116,560
Net realized gain (loss) on investments	252,487	(3,060,615)
Net increase (decrease) in unrealized appreciation	(1,557,657)	403,253
Net decrease in net assets	(1,265,787)	(2,540,802)
Distributions to shareowners from
Net investment income
Investor Shares	-	(97,158)
Institutional Shares	-	(52,842)
Total distributions	-	(150,000)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	1,835,612	4,335,050
Institutional Shares	4,729,588	1,959,665
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	96,856
Institutional Shares	-	52,842
Cost of shares redeemed
Investor Shares	(5,796,972)	(5,806,721)
Institutional Shares	(322,736)	(2,318,292)
Total capital share transactions	445,492	(1,680,600)
Total decrease in net assets	(820,295)	(4,371,402)

Net assets
Beginning of period	25,121,391	29,492,793
End of period	24,301,096	25,121,391

Undistributed net investment income	$76,973	$37,590

Shares of the Fund sold and redeemed
Investor Shares (AMDWX)
Number of shares sold	191,243	470,367
Number of shares issued in reinvestment of dividends and distributions	-	11,044
Number of shares redeemed	(627,887)	(630,922)
Net decrease in number of shares outstanding	(436,644)	(149,511)

Institutional Shares (AMIDX)
Number of shares sold	514,673	209,542
Number of shares issued in reinvestment of dividends and distributions	-	6,005
Number of shares redeemed	(33,464)	(253,945)
Net increase (decrease) in number of shares outstanding	481,209	(38,398)

26	Semi-Annual Report November 30, 2016	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund: Financial Highlights

Investor Shares (AMDWX)	Period ended	Year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2016	2016	2015	2014	2013	2012
Net asset value at beginning of period	$9.38	$10.29	$10.88	$10.94	$9.90	$10.88
Income from investment operations
Net investment income (loss)	0.01¹	0.03¹	0.05¹	0.01¹	0.06	(0.01)
Net gains (losses) on securities (both realized and unrealized)	(0.48)	(0.89)	(0.62)	(0.03)	0.98	(0.96)
Total from investment operations	(0.47)	(0.86)	(0.57)	(0.02)	1.04	(0.97)
Less distributions
Dividends (from net investment income)	-	(0.05)	(0.02)	(0.04)	-	(0.01)
Total distributions	-	(0.05)	(0.02)	(0.04)	-	(0.01)
Paid-in capital from early redemption fees	n/a	n/a	n/a	n/a	0.00²	0.00²

Net asset value at end ofyperiod	$8.91	$9.38	$10.29	$10.88	$10.94	$9.90

Total Return	(5.01)%³	(8.32)%	(5.24)%	(0.17)%	10.51%	(8.94)%

Ratios / supplemental data
Net assets ($000), end of period	$13,000	$17,781	$21,051	$20,775	$24,908	$18,073
Ratio of expenses to average net assets
Before custodian fee credits	1.49%[4]	1.51%	1.54%	1.59%	1.54%	1.63%
After custodian fee credits	1.44%[4]	1.45%	1.48%	1.54%	1.51%	1.61%
Ratio of net investment income (loss) after custodian fee credits to average net assets	0.21%[4]	0.37%	0.50%	0.06%	0.67%	(0.10)%
Portfolio turnover rate	6%	33%	14%	11%	4%	12%

Institutional Shares (AMIDX)	Period ended	Year ended May 31,		Period ended[5]
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2016	2016	2015	May 31, 2014
Net asset value at beginning of period	$9.43	$10.33	$10.91	$10.87
Income from investment operations
Net investment income	0.02¹	0.06¹	0.09¹	0.05¹
Net gains (losses) on securities (both realized and unrealized)	(0.48)	(0.89)	(0.63)	0.03
Total from investment operations	(0.46)	(0.83)	(0.54)	0.08
Less distributions
Dividends (from net investment income)	-	(0.07)	(0.04)	(0.04)
Total distributions	-	(0.07)	(0.04)	(0.04)

Net asset value at end of period	$8.97	$9.43	$10.33	$10.91

Total return	(4.88)%³	(8.00)%	(4.96)%	0.75%³

Ratios / supplemental data
Net assets ($000), end of period	$11,301	$7,340	$8,442	$7,406
Ratio of expenses to average net assets
Before custodian fee credits	1.17%[4]	1.20%	1.24%	1.40%[4]
After custodian fee credits	1.12%[4]	1.14%	1.18%	1.35%[4]
Ratio of net investment income after custodian fee credits to average net assets	0.51%[4]	0.67%	0.86%	0.64%[4]
Portfolio turnover rate	6%	33%	14%	11%

¹ Calculated using average shares outstanding
² Amount is less than $0.01
³ Not annualized
4 Annualized
5 Operations commenced on 09/25/2013

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2016	27

Amana Participation Fund: Performance Summary

As of November 30, 2016

Average Annual Returns

	1 Year	5 Year	10 Year	Expense Ratio¹
Investor Shares (AMAPX)²	2.16%	n/a	n/a	1.12%
Institutional Shares (AMIPX)²	2.35%	n/a	n/a	0.72%
Citi Sukuk Index	3.64%	4.12%	4.19%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on September 28, 2015, to an identical amount invested in the Citi Sukuk Index, a measurement of global Islamic fixed income securities, also known as sukuk. The graph shows that an investment in Investor Shares of the Fund would have risen to $10,154 versus $10,374 in the Index. Please note that investors cannot invest directly in the index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as stated in the Funds' most recent prospectus, which is dated September 22, 2016, and incorporates results for the fiscal year ended May 31, 2016. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

² The Amana Participation Fund commenced operations September 28, 2015.

Fund Objective

The objectives of the Participation Fund are capital preservation and current income, consistent with Islamic principles. Capital preservation is its primary objective.

Top Ten Holdings
% of Total Net Assets
Sime Darby Global Bhd (3.29% due 01/29/2023)	4.7%
Sukuk Funding No3 (4.348% due 12/03/2018)	4.0%
SOQ (3.241% due 01/18/2023)	4.0%
TF Varlik Kiralama (5.375% due 04/24/2019)	4.0%
Emirates Marina Group (4.564% due 06/18/2024)	4.0%
Saudi Electric Global (4.00% due 04/08/2024)	4.0%
Sharjah (3.764% due 09/17/2024)	4.0%
Dubai DOF (3.875% due 01/30/2023)	3.9%
Ooredoo Tamweel (3.039% due 12/03/2018)	3.9%
Perusahaan Penerbit SBSN (4.55% due 03/29/2026)	3.9%

Portfolio Diversification
% of Total Net Assets
Financials	32.3%	█
Foreign Government Sukuk	29.6%	█
Industrials	9.2%	█
Consumer Staples	4.7%	█
Utilities	4.0%	█
Communications	3.9%	█
Consumer Discretionary	3.9%	█
Energy	2.9%	█
Other assets (net of liabilities)	9.5%	█

28	Semi-Annual Report November 30, 2016

Amana Participation Fund: Schedule of Investments

As of November 30, 2016

Corporate Sukuk — 60.9%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications

Ooredoo Tamweel²	3.039% due 12/03/2018	$1,000,000	$1,016,300	Qatar	3.9%

		1,000,000	1,016,300		3.9%

Consumer Discretionary

Majid Al Futtaim²	4.50% due 11/03/2025	1,000,000	1,009,310	United Arab Emirates	3.9%

		1,000,000	1,009,310		3.9%

Consumer Staples

Sime Darby Global Bhd²	3.29% due 01/29/2023	1,250,000	1,201,825	Malaysia	4.7%

		1,250,000	1,201,825		4.7%

Energy

Petronas Global³	2.707% due 03/18/2020	750,000	746,747	Malaysia	2.9%

		750,000	746,747		2.9%

Financials

AHB²	3.267% due 10/08/2018	750,000	762,795	United Arab Emirates	3.0%
Dubai Islamic Bank²	2.921% due 06/03/2020	1,000,000	990,000	United Arab Emirates	3.8%
Emirates Madina Group²	4.564% due 06/18/2024	1,000,000	1,024,413	United Arab Emirates	4.0%
ICD²	3.508% due 05/21/2020	1,000,000	994,788	United Arab Emirates	3.9%
Noor²	2.788% due 04/28/2020	1,000,000	985,167	United Arab Emirates	3.8%
Qatar Islamic Bank²	2.754% due 10/27/2020	1,000,000	995,878	Qatar	3.9%
Sukuk Funding No3²	4.348% due 12/03/2018	1,000,000	1,032,050	United Arab Emirates	4.0%
Tamweel Funding²	5.154% due 01/18/2017	500,000	502,190	United Arab Emirates	1.9%
TF Varlik Kiralama²	5.375% due 04/24/2019	1,000,000	1,025,850	Turkey	4.0%

		8,250,000	8,313,131		32.3%

Industrials

DP World³	6.25% due 07/02/2017	500,000	512,178	United Arab Emirates	2.0%
DP World Crescent²	3.908% due 05/31/2023	1,000,000	987,700	United Arab Emirates	3.8%
JAFZ²	7.00% due 06/19/2019	800,000	877,419	United Arab Emirates	3.4%

		2,300,000	2,377,297		9.2%

Utilities

Saudi Electric Global³	4.00% due 04/08/2024	1,000,000	1,020,000	Saudi Arabia	4.0%

		1,000,000	1,020,000		4.0%

Total Corporate Sukuk		15,550,000	15,684,610		60.9%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2016	29

Amana Participation Fund: Schedule of Investments

As of November 30, 2016

Government Sukuk — 29.6%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Sukuk

CBB International²	6.273% due 11/22/2018	$750,000	$792,188	Bahrain	3.1%
Dubai DOF²	3.875% due 01/30/2023	1,000,000	1,017,549	United Arab Emirates	3.9%
Hazine Mustesarligi Varlik Kiralama³	2.803% due 03/26/2018	1,000,000	988,750	Turkey	3.8%
Perusahaan Penerbit SBSN III³	6.125% due 03/15/2019	750,000	809,100	Indonesia	3.1%
Perusahaan Penerbit SBSN²	4.55% due 03/29/2026	1,000,000	1,012,500	Indonesia	3.9%
RAK Capital²	3.094% due 03/31/2025	1,000,000	975,119	United Arab Emirates	3.8%
Sharjah²	3.764% due 09/17/2024	1,000,000	1,020,000	United Arab Emirates	4.0%
State of Qatar²	3.241% due 01/18/2023	1,000,000	1,030,000	Qatar	4.0%

		7,500,000	7,645,206		29.6%

Total investments	(Cost = $23,486,549)		23,329,816		90.5%
Other assets (net of liabilities)			2,437,857		9.5%
Total net assets			$25,767,673		100.0%

¹ Country of activity

² Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2016, the aggregate value of these securities was $19,253,041 representing 74.7% of net assets.

³ Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2016, the net value of these securities was $4,076,775 representing 15.8% of net assets.

Sukuk Quality Diversification

% of Total Net Assets
Rated "Aa2"	4.0%	█
Rated "A1"	5.9%	█
Rated "A2"	7.9%	█
Rated "A3"	4.0%	█
Rated "Baa1"	10.4%	█
Rated "Baa2"	13.2%	█
Rated "Baa3"	11.0%	█
Rated "Ba1"	3.8%	█
Not rated	30.3%	█
Other assets (net of liabilities)	9.5%	█

Credit ratings are determined by Moody's Investors Service, a Nationally Recognized Statistical Rating Organization. If Moody's does not rate a particular security, that security is categorized as not rated.

30	Semi-Annual Report November 30, 2016	The accompanying notes are an integral part of these financial statements.

Amana Participation Fund

Statement of Assets and Liabilities
As of November 30, 2016

Assets
Investments in securities, at value (Cost $23,486,549)	$23,329,816
Cash	1,971,683
Receivable for fund shares sold	252,900
Dividends and Income	225,093
Prepaid expenses	6,948
Total Assets	25,786,440
Liabilities
Payable to affiliates	11,000
Payable for fund shares redeemed	4,003
Distributions payable	3,481
Accrued distribution fee	283
Total liabilities	18,767
Net Assets	$25,767,673

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$25,892,368
Undistributed net investment income	(384)
Accumulated net realized gain	32,422
Unrealized net depreciation on investments	(156,733)
Net assets applicable to Fund shares outstanding	$25,767,673

Net asset value per Investor Share	AMAPX
Net assets, at value	$5,433,380
Shares outstanding	545,039
Net asset value, offering and redemption price per share	$9.97

Net asset value per Institutional Share	AMIPX
Net assets, at value	$20,334,293
Shares outstanding	2,031,530
Net asset value, offering and redemption price per share	$10.01

Statement of Operations
Period ended November 30, 2016

Investment income
Sukuk income	$283,809
Total investment income	283,809
Expenses
Investment adviser fees	48,293
Filing and registration fees	10,318
Distribution fees — Investor Shares	5,257
Audit fees	2,537
Legal fees	1,972
Custodian fees	1,494
Retirement plan custodial fees
Investor Shares	725
Institutional Shares	51
Printing and postage	373
Chief Compliance Officer expenses	215
Other expenses	138
Trustee fees	91
Total gross expenses	71,464
Less custodian fee credits	(1,494)
Net expenses	69,970
Net investment income	$213,839

Net realized gain from investments	$32,422
Net decrease in unrealized appreciation on investments	(239,336)
Net loss on investments	($206,914)

Net increase in net assets resulting from operations	$6,925

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2016	31

Amana Participation Fund

Statement of Changes in Net Assets	Period ended November 30, 2016	Period ended May 31, 2016¹
Increase (decrease) in net assets from operations
From operations
Net investment income	$213,839	$88,583
Net realized gain on investment	32,422	-
Net increase (decrease) in unrealized appreciation	(239,336)	82,603
Net increase in net assets	6,925	171,186
Distributions to shareowners from
Net investment income
Investor Shares	(45,450)	(16,776)
Institutional Shares	(168,773)	(72,041)
Total distributions	(214,223)	(88,817)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	3,240,880	3,061,438
Institutional Shares	7,614,504	12,597,211
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	44,413	16,675
Institutional Shares	165,284	71,954
Early redemption fees retained
Investor Shares	219	194
Institutional Shares	775	1,069
Cost of shares redeemed
Investor Shares	(813,006)	(86,458)
Institutional Shares	(21,209)	(1,341)
Total capital share transactions	10,231,860	15,660,742
Total increase in net assets	10,024,562	15,743,111

Net assets
Beginning of period	15,743,111	-
End of period	25,767,673	15,743,111

Undistributed net investment Income	$(384)	$-

Shares of the Fund sold and redeemed
Investor Shares (AMAPX)
Number of shares sold	320,556	308,085
Number of shares issued in reinvestment of dividends and distributions	4,388	1,667
Number of shares redeemed	(80,988)	(8,669)
Net increase in number of shares outstanding	243,956	301,083

Institutional Shares (AMIPX)
Number of shares sold	750,608	1,259,702
Number of shares issued in reinvestment of dividends and distributions	16,278	7,179
Number of shares redeemed	(2,103)	(134)
Net increase in number of shares outstanding	764,783	1,266,747

¹ Operations commenced on 09/28/2015

32	Semi-Annual Report November 30, 2016	The accompanying notes are an integral part of these financial statements.

Amana Participation Fund: Financial Highlights

Investor Shares (AMAPX)	Period ended	Period ended
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2016	May 31, 2016¹
Net asset value at beginning of period	$10.02	$10.00
Income from investment operations
Net investment income	0.10²	0.10²
Net losses on securities (both realized and unrealized)	(0.04)	(0.01)
Total from investment operations	0.06	0.09
Less distributions
Dividends (from net investment income)	(0.11)	(0.07)
Total distributions	(0.11)	(0.07)
Paid-in capital from early redemption fees	(0.00)³	(0.00)³

Net asset value at end of period	$9.97	$10.02

Total Return	0.62%[4]	0.91%[4]

Ratios / supplemental data
Net assets ($000), end of period	$5,443	$3,016
Ratio of expenses to average net assets
Before custodian fee credits	0.96%[5]	1.12%[5]
After custodian fee credits	0.95%[5]	1.12%[5]
Ratio of net investment income after custodian fee credits to average net assets	1.98%[5]	1.53%[5]
Portfolio turnover rate	16%	0%[4]

Institutional Shares (AMIPX)	Period ended	Period ended
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2016	May 31, 2016¹
Net asset value at beginning of period	$10.05	$10.00
Income from investment operations
Net investment income	0.12²	0.07²
Net gains (losses) on securities (both realized and unrealized)	(0.05)	0.04
Total from investment operations	0.07	0.11
Less distributions
Dividends (from net investment income)	(0.11)	(0.06)
Total distributions	(0.11)	(0.06)
Paid-in capital from early redemption fees	(0.00)³	(0.00)³

Net asset value at end of period	$10.01	$10.05

Total Return	0.73%[4]	1.10%[4]

Ratios / supplemental data
Net assets ($000), end of period	$20,334	$12,727
Ratio of expenses to average net assets
Before custodian fee credits	0.67%[5]	0.72%[5]
After custodian fee credits	0.66%[5]	0.72%[5]
Ratio of net investment income after custodian fee credits to average net assets	2.29%[5]	0.99%[5]
Portfolio turnover rate	16%	0%[4]

¹ Operations commenced on 9/28/2015
² Calculated using average shares outstanding
³ Amount is less than $0.01
4 Not annualized
5 Annualized

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2016	33

Notes To Financial Statements

Note 1 — Organization

Amana Mutual Funds Trust (the "Trust") was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust ("Prior Trust") organized on July 26, 1984, pursuant to a reorganization on July 19, 2013. Each Fund is a series of the Trust and the successor to the corresponding series of the Prior Trust. The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Four portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994. The Developing World Fund began operations on September 28, 2009. Institutional shares of Income, Growth, and Developing World Funds were first offered September 25, 2013. The Participation Fund (both Investor and Institutional Shares) began operations September 28, 2015. Participation Fund is a non-diversified fund.

Each Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services — Investment Companies."

Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.

Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:

  Distribution fees;
  Retirement plan custodial fees; and
  Any applicable service fees.

Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.

Investment risks:
Income, Growth, Developing World, and Participation Funds: The value of the shares of each of the Funds rises and falls as the value of the securities in which the Funds invest goes up and down. The Funds limit the securities they purchase to those consistent with Islamic principles. This limits opportunities and may affect performance. Each of the Funds may invest in securities that are not traded in the United States. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. These risks include currency and market fluctuations, and political or social instability. The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.

Growth Fund: The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility.

Participation Fund: While the Participation Fund does not invest in conventional bonds, risks similar to those of conventional diversified fixed-income funds apply. These include: diversification and concentration risk, liquidity risk, interest rate risk, credit risk, and high-yield risk. The Participation Fund also includes risks specific to investments in Islamic fixed-income instruments. The structural complexity of sukuk, along with the weak infrastructure of the sukuk market, increases risk. As compared to rights of conventional bondholders, holders of sukuk may have limited ability to pursue legal recourse to enforce the terms of the sukuk or to restructure the sukuk in order to seek recovery of principal. Sukuk are also subject to the risk that some Islamic scholars may deem certain sukuk as not meeting Islamic investment principles subsequent to the sukuk being issued.

The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issues specific to a particular sector or industry.

Note 2 — Unaudited Information

The information in this interim report has not been subject to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in preparation of their financial statements.

Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security's fair value.

34	Semi-Annual Report November 30, 2016

Notes To Financial Statements (continued)

Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights. As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund's share classes. The Funds' shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.

Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The table on page 36 is a summary of the inputs used as of November 30, 2016, in valuing the Funds' investments carried at fair value.

Derivative instruments and hedging activities:
The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During a previous fiscal period, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of November 30, 2016 by risk category are as follows:

Developing World Fund
Statement of Assets and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$5,195
	Total	$5,195

Statement of Operations Effects

Developing World Fund
Derivatives not designated as hedging instruments	Realized Gain (Loss)	Unrealized Loss
Warrants	$-	$(1,199)
Total	$-	$(1,199)

The average monthly notional amount of warrants during the fiscal period ended November 30, 2016, was $90,901.

Semi-Annual Report November 30, 2016	35

Notes To Financial Statements (continued)

Share Valuation Inputs as of November 30, 2016
Funds	Level 1	Level 2	Level 3	Total
Income Fund
Common Stocks¹	$1,245,399,695¹	$-	$-	$1,245,399,695
Total	$1,245,399,695	$-	$-	$1,245,399,695

Growth Fund
Common Stocks¹	$1,475,595,426¹	$-	$-	$1,475,595,426
Total	$1,475,595,426	$-	$-	$1,475,595,426

Developing World Fund
Common Stocks
Communications	$1,919,535	$400,762	$-	$2,320,297
Consumer Discretionary	1,758,860	2,396,169	-	4,155,029
Consumer Staples	2,004,290	1,721,285	-	3,725,575
Energy	436,854	328,613	-	765,467
Financials	-	1,347,493	-	1,347,493
Health Care	560,760	2,944,834	-	3,505,594
Industrials	576,615	1,013,939	-	1,590,554
Technology	897,840	-	-	897,840
Utilities	79,900	1,781,028	-	1,860,928
Total Common Stocks	8,234,654	11,934,123	-	20,168,777

Warrants¹	-	5,1951	-	5,195

Total	$8,234,654	$11,939,318	$-	$20,173,972

Participation Fund
Corporate Sukuk¹	$-	$16,659,729¹	$-	$16,659,729
Government Sukuk¹	-	6,670,087¹	-	6,670,087
Total	$-	$23,329,816	$-	$23,329,816
¹ See the Schedule of Investments for additional details. During the period ended November 30, 2016, no Fund had transfers between Level 1 and Level 2.

Investment concentration:
The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds' custodian or other banks. "Other assets (net of liabilities)" in the Funds' Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification ("ASC") 825, "Financial Instruments," identifies these items as a concentration of credit risk. The risk is managed by careful financial analysis and review of the custodian's operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:
The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Funds' tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013 — 2015) or expected to be taken in the Funds' 2016 tax returns. The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Reclassification of capital accounts:
Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of May 31, 2016, these reclassifications were as follows:

	Income Fund	Growth Fund	Developing World Fund	Participation Fund
Undistributed net income (loss)	$294	$-	$(31,546)	$234
Accumulated gains (losses)	$(294)	$-	$31,546	$-
Paid-in capital	$-	$-	$-	$(234)

36	Semi-Annual Report November 30, 2016

Notes To Financial Statements (continued)

Distributions to shareowners:
For the Amana Participation Fund, dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Amana Income Fund, Amana growth Fund, and Amana Developing World Fund, dividends to shareowners from net investment income, if any, are paid in May and December. As a result of their investment strategies, the Growth and Developing World Funds do not expect to pay income dividends. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.

Use of estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction's legal obligation to pay reclaims as well as payment history and market convention.

Other:
Dividend income is recognized on the ex-dividend date, and sukuk income, if any, is recognized on an accrual basis.

Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes.

Recent Accounting Pronouncement:
In May 2015, the FASB issued ASU No. 2015-07 "Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)." The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management has evaluated the amendment and has concluded there will be no impact to the Funds' disclosures.

Note 4 — Transactions with Affiliated Persons

Under a contract approved annually by Amana's independent trustees, Saturna Capital provides investment advisory services and certain other administrative services and facilities required to conduct Trust business. For such services, the Income, Growth, and Developing World Fund each pay an advisory fee of 0.95% on the first $500 million of a fund's average daily net assets, 0.85% on the next $500 million, 0.75% on the next $500 million, and 0.65% on assets over $1.5 billion. The Participation Fund pays an advisory and administration fee of 0.50% of the Fund's average daily net assets. For the fiscal period ended November 30, 2016, the Funds paid the following advisory fees to Saturna Capital:

Advisory fees
Income Fund	$5,650,933
Growth Fund	7,123,667
Developing World Fund	123,352
Participation Fund	$48,293

Certain officers and one trustee of Amana are also officers and directors of the investment adviser.

Saturna Capital also acts as transfer agent for the Trust for which each class of a Fund pays $0.25 per active account per month for each fund other than the Participation Fund. For the fiscal period ended November 30, 2016, the Funds paid the following transfer agent fees to Saturna Capital:

Transfer agent fees
Income Fund Investor Shares (AMANX)	$15,185
Income Fund Institutional Shares (AMINX)	680
Growth Fund Investor Shares (AMAGX)	20,041
Growth Fund Institutional Shares (AMIGX)	655
Developing World Fund Investor Shares (AMDWX)	1,946
Developing World Fund Institutional Shares (AMIDX)	129
Participation Fund Investor Shares (AMAPX)	n/a
Participation Fund Institutional Shares (AMIPX)	n/a

Saturna Brokerage Services, Inc. ("SBS"), a subsidiary of Saturna Capital, is registered as a broker-dealer and acts as distributor. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act applicable to the Investor Shares of each Fund. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average daily net assets applicable to Investor Shares of each Fund. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the fiscal period ended November 30, 2016, the Funds paid the following distribution fees to SBS:

Distribution (12b-1) fees
Income Fund Investor Shares (AMANX)	$1,317,147
Income Fund Institutional Shares (AMINX)	n/a
Growth Fund Investor Shares (AMAGX)	1,590,128
Growth Fund Institutional Shares (AMIGX)	n/a
Developing World Fund Investor Shares (AMDWX)	22,086
Developing World Fund Institutional Shares (AMIDX)	n/a
Participation Fund Investor Shares (AMAPX)	$5,257
Participation Fund Institutional Shares (AMIPX)	n/a

For the fiscal period ended November 30, 2016, Saturna Capital spent $1,373,168 from additional resources of its own, and not part of the 12b-1 expense of the Funds, to compensate broker-

Semi-Annual Report November 30, 2016	37

Notes To Financial Statements (continued)

dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered "revenue sharing." Any such payments will not change the net asset value or the price of a Fund's shares.

SBS is used to effect portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission. Transactions effected through other brokers are subject to commissions payable to that broker.

Saturna Trust Company ("STC"), a subsidiary of Saturna Capital, acts as retirement plan custodian for Fund shareowners. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended November 30, 2016, the Funds incurred the following retirement plan custodial fees to STC:

Retirement plan custodial fees
Income Fund Investor Shares (AMANX)	$21,461
Income Fund Institutional Shares (AMINX)	579
Growth Fund Investor Shares (AMAGX)	35,139
Growth Fund Institutional Shares (AMIGX)	584
Developing World Fund Investor Shares (AMDWX)	5,460
Developing World Fund Institutional Shares (AMIDX)	147
Participation Fund Investor Shares (AMAPX)	725
Participation Fund Institutional Shares (AMIPX)	$51

Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital and Saturna Trust Company. He is not compensated by the Trust. For the fiscal period ended November 30, 2016, the Trust incurred trustee compensation expenses of $27,750, which is included in $33,568 of total expenses for the independent Trustees.

	Trustee fees	Other Trustee Expenses
Income Fund	$9,941	$2,762
Growth Fund	17,478	2,978
Developing World Fund	261	57
Participation Fund	$70	$21

At November 30, 2016, the trustees, officers, and their affiliates (including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:

Trustees', officers', and affiliates' ownership
Income Fund Investor Shares (AMANX)	0.04%
Income Fund Institutional Shares (AMINX)	1.45%
Growth Fund Investor Shares (AMAGX)	0.01%
Growth Fund Institutional Shares (AMIGX)	1.58%
Developing World Fund Investor Shares (AMDWX)	1.55%
Developing World Fund Institutional Shares (AMIDX)	20.38%
Participation Fund Investor Shares (AMAPX)	1.08%
Participation Fund Institutional Shares (AMIPX)	17.08%

Note 5 — Distributions to Shareowners

The tax characteristics of distributions paid for the fiscal period ended November 30, 2016 and the year ended May 31, 2016, were as follows:

Income Fund	November 30, 2016	May 31, 2016
Ordinary income	$ -	$19,302,774
Long-term capital gain¹	-	64,942,500

Growth Fund	November 30, 2016	May 31, 2016
Ordinary income²	-	$9,600,001
Long-term capital gain¹	-	116,178,205

Developing World Fund	November 30, 2016	May 31, 2016
Ordinary income²	-	$150,000

Participation Fund	November 30, 2016	May 31, 2016
Ordinary income	$214,223	$88,817

¹ Long-term capital gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

² By policy, the Growth and Developing World Funds seek to avoid paying income dividends.

Note 6 — Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2016, were as follows:

	Income Fund	Growth Fund
Cost of investments	$583,975,804	$584,541,181
Gross unrealized appreciation	664,424,427	891,089,591
Gross unrealized depreciation	(3,000,536)	(35,346)
Net unrealized appreciation	$661,423,891	$891,054,245

	Developing World Fund	Participation Fund
Cost of investments	$19,234,858	$23,486,549
Gross unrealized appreciation	3,218,243	80,900
Gross unrealized depreciation	(2,279,129)	(237,633)
Net unrealized appreciation	$939,114	$(156,733)

38	Semi-Annual Report November 30, 2016

Notes To Financial Statements (continued)

As of May 31, 2016, the components of distributable earnings on a tax basis were as follows:

Income Fund
Undistributed ordinary income	$70,342
Accumulated capital gains	25,173,822
Tax accumulated earnings	25,244,164
Unrealized appreciation	642,837,738
Total accumulated earnings	668,081,902

Growth Fund
Undistributed ordinary income	$5,133,114
Accumulated capital gains	53,073,129
Tax accumulated earnings	58,206,243
Unrealized appreciation	999,227,598
Total accumulated earnings	1,057,433,841

Developing World Fund
Undistributed ordinary income	$60,427
Tax accumulated earnings	60,427
Accumulated capital and other losses	(5,836,757)
Unrealized appreciation	2,496,716
Other unrealized losses	(277)
Total accumulated losses	(3,279,891)

Participation Fund
Unrealized appreciation	$82,603
Total accumulated earnings	$82,603

At May 31, 2016, the Funds had the following capital loss carryforwards, subject to regulation. Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

	Income Fund	Growth Fund	Developing World Fund	Participation Fund
Capital loss carryforwards expiring 2019	$-	$-	$19,458	$-
Short-term loss carryforwards unlimited expiration	-	-	977,726	-
Long-term loss carryforwards unlimited expiration	-	-	3,095,437	-
Total capital loss carryforwards	-	-	4,092,621	-
Post-October loss deferral¹	-	-	1,721,299	-
Late year loss deferral²	-	-	$22,837	-

¹ Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a fund's next taxable year.

² Net ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of a fund's next taxable year.

Note 7 — Investments

During the fiscal period ended November 30, 2016, the Funds purchased and sold the following amounts of securities.

	Purchases	Sales
Income Fund	$-	$16,317,492
Growth Fund	-	256,705,752
Developing World Fund	1,352,991	1,997,136
Participation Fund	$11,170,875	$2,805,313

Note 8 — Custodian

Under agreements in place with the Trust's custodian, Bank of New York Mellon, custody fees are reduced by credits for cash balances. For the fiscal period ended November 30, 2016, such reductions were as follows:

Custodian Fee Credits
Income Fund	$31,311
Growth Fund	41,417
Developing World Fund	6,536
Participation Fund	$1,494

Note 9 — Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

Semi-Annual Report November 30, 2016	39

Expenses

All mutual funds have operating expenses. As an Amana Mutual Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Amana Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. There are no redemption fees or exchange fees, with the exception of the Amana Participation Fund, which charges 2% on shares redeemed within 182 days of purchase. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than Saturna Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the Amana Funds), and charges for extra services such as bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees (note that the Amana Funds do not assess any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [June 1, 2016]	Ending Account Value [November 30, 2016]	Expenses Paid During Period	Annualized Expense Ratio
Income Fund
Investor Shares (AMANX), Actual	$1,000.00	$1,028.00	$5.79	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.77	1.14%
Institutional Shares (AMINX), Actual	$1,000.00	$1,029.30	$4.52	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.50	0.89%

Growth Fund
Investor Shares (AMAGX), Actual	$1,000.00	$1,014.50	$5.56	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.58	1.10%
Institutional Shares (AMIGX), Actual	$1,000.00	$1,015.70	$4.26	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.27	0.84%

Developing World Fund
Investor Shares (AMDWX), Actual	$1,000.00	$949.90	$7.02	1.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.86	$7.27	1.44%
Institutional Shares (AMIDX), Actual	$1,000.00	$951.20	$5.48	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.67	1.12%

Participation Fund
Investor Shares (AMAPX), Actual	$1,000.00	$1,006.20	$4.77	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.32	$4.80	0.95%
Institutional Shares (AMIPX), Actual	$1,000.00	$1,007.30	$3.33	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.36	0.66%

Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of June 1, 2016, through November 30, 2016), multiplied by the average account value over the period, multiplied by 183/365 to reflect the semi-annual period.

40	Semi-Annual Report November 30, 2016

Renewal of Investment Advisory Contract

During their meeting of September 19, 2016, the Trustees of Amana Mutual Funds Trust discussed the continuance of the Investment Advisory and Administration Agreements between the Trust, on behalf of each Fund, and Saturna Capital Corporation ("Saturna"). In considering the renewal of the agreements with Saturna, the Trustees discussed the nature, extent, and quality of the services provided by Saturna to the Trust and each of the Funds. The Trustees considered that the Funds offer a full range of high-quality investor services, including unique services for Islamic investors. The Trustees discussed Saturna's experience, ability, and commitment to quality service through performing internally such functions as shareowner servicing, administration, retirement plan and trust services, accounting, marketing, and distribution — all in addition to investment management.

The Trustees took into consideration Saturna's continued avoidance of significant operational and regulatory compliance problems, plus its continued investments in infrastructure, information management systems, personnel, training, and investor education materials, all designed to provide high-quality investor services and meet investor needs. They recognized Saturna's efforts to recruit and retain increasingly qualified, experienced, and specialized staff and improve the capital base on which Saturna operates, which the Trustees believe is important to the long-term success of the Funds. They appreciate Saturna's focus on investors and its efforts to avoid potential conflicts of interest.

The Trustees considered the investment performance of each Fund over time, including comparative information published by Morningstar Inc. ("Morningstar"), an independent data service provider that, among other things, ranks mutual fund performance within categories comprised of similarly managed funds. The Trustees considered and discussed at length each Fund's performance relative to the Fund's Morningstar category for the one-, three-, five-, 10-, and 15-year periods and the related Morningstar rankings (one through five stars) for the one-, three-, five- and 10-year periods, ended as of July 31, 2016. The Trustees also noted the recent sustainability ratings assigned to the Funds by Morningstar. In addition, the Trustees considered each Fund's performance relative to the Fund's category selected by Lipper, Inc. ("Lipper"), a nationally recognized organization that ranks mutual fund performance. The Trustees considered each Fund's performance within its Lipper category, as measured in quintile rankings.

The Trustees found that the Funds' short-term investment performance had improved over the past year and the long-term investment performance of the Funds, both in absolute numbers and relative to the Morningstar and Lipper categories, remained strong. The Trustees noted the risk-averse investment style used by Saturna to manage the Funds and considered other factors, which can affect a Fund's performance relative to the Fund's broader Morningstar and Lipper peer categories. The Trustees considered the short-, medium-, and long-term investment performance of the Amana Income Fund and the Amana Growth Fund, the short- and medium-term investment performance of Amana Developing World Fund, each relative to the Fund's respective Morningstar and Lipper categories. The Trustees also considered the short-term performance of Amana Participation Fund. In evaluating such performance data, the Trustees noted that Islamic investment restrictions to which the Funds adhere increase Saturna's research expenses and obligations and impose major constraints on Saturna's selection of the Funds' portfolio investments. The Trustees found that Saturna continued to manage the Funds in a manner that is designed to be acceptable to Islamic investors and that the risk-averse approach also is attractive to non-Islamic long-term investors.

Recognizing the investment mandate of the Funds, the Trustees also considered the performance of the Funds as compared to a group of other faith-based managed funds with similar assets and investment objectives and strategies. The Trustees considered these comparative performance data, along with the comparative data published by Morningstar and Lipper, as well as each Fund's performance relative to its benchmark, to evaluate each Fund's performance over near-term and long-term time periods. When evaluating the Funds' performance record, the Board noted that relative performance comparisons, especially over limited periods of time, is only one of the factors that it deems relevant to its consideration of each Fund's agreement. The Board noted that, after considering all relevant factors, it may be appropriate to approve the continuation of the agreement notwithstanding a Fund's underperformance relative to its Morningstar or Lipper peer groups during certain periods.

The Trustees also reviewed the fees and expenses of the Funds and considered the components of each Fund's operating expenses. The Trustees noted that the expense ratios for the Investor share classes of Amana Growth Fund and Amana Developing World Fund were less than their Morningstar category averages, and the expense ratios for the Investor share classes of Amana Income Fund and Amana Participation Fund were above their Morningstar category averages. In light of the services provided by Saturna, the Trustees found each Fund's advisory fee structure and expense ratios compared to the peer group presented to be fair given the size of each Fund, the services provided, the volume of transaction orders processed by the adviser, and the expenses incurred by the adviser. They noted the significant sponsorship of the Funds by Saturna evidenced, in part, by the amount of fees and expenses paid by Saturna out of its own resources (known as "revenue sharing") to unaffiliated intermediaries. The Trustees noted that these fees and expenses imposed by financial intermediaries are often borne by funds and the Trustees appreciated that Saturna's efforts help make the Funds more widely available and otherwise less expensive had the Funds borne these operational expenses. The Trustees recognized that the competitive performance record of Amana Income Fund and Amana Growth Fund over the long-term had likely contributed to their asset size, which resulted in lower expense ratios due to rising costs being spread over a larger asset base. The Trustees also took note of the costs borne by Saturna in subsidizing operations of the Amana Developing World Fund and Amana Participation Fund, noting that it had committed significant resources in developing and managing these Funds.

The Trustees reviewed Saturna's financial information and discussed the issue of Saturna's profitability related to its management and administration of the Funds. They discussed the reasonableness of Saturna's profitability with respect to each of the Funds as part of their evaluation of whether the advisory fees bear a reasonable relationship to the mix of services provided by Saturna, including the nature, extent, and quality of such services. The Trustees noted Saturna's decades of dedicated service provided to Amana Mutual Fund Trust and its shareowners.

The Trustees considered the extent to which advisory fees paid to Saturna reflect economies of scale. The Trustees noted that as the Funds have grown, Saturna agreed to include breakpoints within

Semi-Annual Report November 30, 2016	41

Renewal of Investment Advisory Contract (continued)

the advisory fee structures and agreed that any changes to the breakpoint schedule would require the approval of the Trustees. The Trustees considered the fact that fee breakpoints lower the operating expenses and expense ratios of the Funds as assets grow and demonstrate the benefits of economies of scale are being shared with shareowners. The Trustees also noted the successful introduction of lower-cost Institutional shares and Saturna's ongoing efforts to make the Institutional shares widely available without increasing operating expenses.

The Trustees considered and compared the fees charged by Saturna to other types of advisory accounts for which Saturna serves as an investment adviser, including non-mutual fund advisory clients and individual advisory clients. The Trustees noted the significant differences between the full range of services Saturna provides to the Funds, including investment advisory services, transfer agency services, administration and other services, as compared to the investment advisory services provided to the other advisory accounts. The Trustees also considered how the various services provided to those other accounts, which include Saturna's investment management, research, and customer service operations performed for those accounts, benefit the Funds.

The Trustees considered potential benefits to Saturna and its other businesses from acting as investment adviser for the Funds, but also noted that Saturna's other business lines also potentially benefit the Funds. The Trustees also noted that there were no soft dollar arrangements with respect to trading in the Funds' portfolios and that Saturna's affiliated broker, Saturna Brokerage Services, voluntarily waives brokerage commissions for executing Fund portfolio transactions, resulting in lower transaction costs for the Funds.

The Trustees concluded that the fees paid by the Funds to Saturna were, from an arm's-length bargaining perspective, reasonable and in the best interest of the Funds and their shareowners in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided, profits to be realized, and benefits derived or to be derived by Saturna from its relationship with the Funds. Following this discussion, the Trustees unanimously agreed to renew the agreements between Saturna and Amana Growth Fund, Amana Income Fund, Amana Developing World Fund, and Amana Participation Fund.

42	Semi-Annual Report November 30, 2016

Availability of Quarterly Portfolio Information

(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

(2) The Funds' Forms N-Q are available on the SEC's website at www.sec.gov.

(3) The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(4) The Funds make a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.

Availability of Proxy Voting Information

(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-888-732-6262; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-888-732-6262; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus, each annual and semi-annual report, and proxy statements, when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-888-732-6262 or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-888-732-6262 or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Privacy Statement

At Saturna Capital and the Amana Mutual Funds Trust, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800-728-8762.

Semi-Annual Report November 30, 2016	43

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.

(graphic omitted)

Saturna Capital
1300 N. State Street
Bellingham, WA 98225
1-800-728-8762
www.amanafunds.com

Investment Adviser, Administrator, and Transfer Agent	Saturna Capital Corporation Bellingham, WA
Custodian	Bank of New York Mellon Brooklyn, NY
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA
Legal Counsel	K & L Gates LLP Washington, DC

This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

♻ This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 20, 2016, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Signature and Title

Nicholas Kaiser, President
Printed name and Title

January 30, 2017
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Signature and Title

Nicholas Kaiser, President
Printed name and Title

January 30, 2017
Date

By:

/s/ Christopher Fankhauser
Signature and Title

Christopher Fankhauser, Treasurer
Printed name and Title

January 30, 2017
Date

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